Taxes (Details) - Schedule of Deferred Tax Assets Net - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Deferred Tax Assets Net [Abstract]
Net operating loss	$ 2,748,487	$ 2,500,664
Total deferred tax assets	2,748,487	2,500,664
Valuation allowance	(2,748,487)	(2,500,664)
Deferred tax assets, net